Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accrued Expenses
Accrued Expenses

Note 12 — Accrued Expenses

The following table summarizes accrued expenses as of:

	March 31,	December 31,
	2021	2020
License and title fees	$1,634	$785
Payroll and bonuses	2,038	837
Deferred rent	262	199
Technology	2,900	—
Other	4,316	1,742
Total Accrued Expenses	$11,150	$3,563

Note 13 — Accrued Expenses

Accrued expenses consist of the following as of December 31, 2020 and 2019:

	2020	2019
License and title fees	$785	$399
Payroll and bonuses	837	388
Deferred rent	199	300
Other accrued expenses	1,742	489
Total Accrued Expenses	$3,563	$1,576

The Company had accrued transaction expenses of $6,052 as of December 31, 2020, including legal, accounting, underwriting fees and other costs that are directly related to the Acamar Partners Acquisition Corp. Merger. See Note 24—Subsequent Events for additional information on the merger.